RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Management's estimate one [Member]
Statement [Line Items]
Risk free interest rate	9.13%	9.13%
Inflation rate	3.84%	3.84%
Management's Estimate [Member]
Statement [Line Items]
Reclamation provision	$ 2,962	$ 2,921
Reclamation provision undiscounted value	$ 6,110	$ 5,573